UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                         811-05992

JAPAN SMALLER CAPITALIZATION FUND, INC.

(Exact name of registrant as specified in charter)

Two World Financial Center
Building B, 22nd Floor
New York, New York 10281-1712

(Address of principal executive offices)

Shigeru Shinohara
Japan Smaller Capitalization Fund, Inc.
Two World Financial Center
Building B, 22nd Floor
New York, New York 10281-1712

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 833-0018

Date of fiscal year end:                        February 29, 2008

Date of reporting period:           March 1, 2008 – May 31, 2008

Item 1.  Schedule of Investments

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
May 31, 2008

	Shares	Cost	Market Value	Unrealized Gain/Loss	% of Net Assets
COMMON STOCKS
Automotive Equipment and Parts
Eagle Industry Co., Ltd.	380,000	$3,921,447	$3,368,411	$(553,036)	1.6
Valves and mechanical seals
EXEDY Corporation	83,500	2,223,884	2,216,534	(7,350)	1.0
Drivetrain products
Futaba Industrial Co., Ltd.	169,800	4,196,763	4,282,025	85,262	2.1
Exhaust system parts
Total Automotive Equipment and Parts		10,342,094	9,866,970	(475,124)	4.7

Banks and Finance
The Hachijuni Bank, Ltd.	306,000	2,214,334	2,117,747	(96,587)	1.0
General banking services
Kansai Urban Banking Corporation	892,000	3,335,098	2,663,823	(671,275)	1.3
General banking services
The Mie Bank, Ltd.	399,000	1,985,668	2,201,536	215,868	1.1
General banking services
The Musashino Bank, Ltd.	63,000	2,504,563	2,908,703	404,140	1.4
Regional bank
Seven Bank, Ltd.†	1,066	2,002,265	2,021,236	18,971	1.0
General banking services
The Tokyo Tomin Bank, Limited	131,800	2,836,693	2,786,443	(50,250)	1.3
General banking services
Total Banks and Finance		14,878,621	14,699,488	(179,133)	7.1

Chemicals and Pharmaceuticals
Adeka Corporation	327,900	3,187,915	2,990,518	(197,397)	1.4
Resin products
Air Water Inc.	280,000	2,738,239	3,448,237	709,998	1.7
Industrial gases
Denki Kagaku Kogyo Kabushiki Kaisha	586,000	2,133,425	2,400,000	266,575	1.2
Chemical manufacturer
Kuraray Co., Ltd.	400,500	4,815,891	5,053,712	237,821	2.4
Synthetic and chemical fibers
Rohto Pharmaceutical Co., Ltd.	312,000	3,680,927	3,732,878	51,951	1.8
Pharmaceuticals manufacturer
Total Chemicals and Pharmaceuticals		16,556,397	17,625,345	1,068,948	8.5

Electric
Mirai Industry Co., Ltd.	192,300	1,389,054	2,167,659	778,605	1.0
Plastic molded electric materials
Total Electric		1,389,054	2,167,659	778,605	1.0

Electronics
Daishinku Corp.	448,000	2,698,840	2,327,493	(371,347)	1.1
Monolithic crystal filters
Hamamatsu Photonics K.K.	106,300	3,118,371	3,154,333	35,962	1.5
Semiconductors
Total Electronics		5,817,211	5,481,826	(335,385)	2.6

Food Manufacturing
Toyo Suisan Kaisha, Ltd.	118,000	1,889,052	2,539,439	650,387	1.2
Fisheries
Total Food Manufacturing		1,889,052	2,539,439	650,387	1.2

Information and Software
Itochu Techno-Solutions Corporation	56,500	1,994,692	2,067,596	72,904	1.0
Computer network systems
Total Information and Software		1,994,692	2,067,596	72,904	1.0

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
May 31, 2008

	Shares	Cost	Market Value	Unrealized Gain/Loss	% of Net Assets

Iron and Steel
Hanwa Co., Ltd.	693,000	$3,101,536	$4,401,877	$1,300,341	2.1
Steel imports/exports
Neturen Co., Ltd.	226,400	2,235,484	2,519,848	284,364	1.2
Induction hardening equipment
Osaka Steel Co., Ltd.	151,600	2,588,729	2,234,907	(353,822)	1.1
Electric furnace steelmaker
Total Iron and Steel		7,925,749	9,156,632	1,230,883	4.4

Machinery and Machine Tools
Disco Corporation	66,100	4,225,337	3,402,759	(822,578)	1.6
Cutting and grinding industrial machinery
O-M Ltd.	263,000	1,330,890	2,029,598	698,708	1.0
Automatic packaging equipment
Total Machinery and Machine Tools		5,556,227	5,432,357	(123,870)	2.6

Miscellaneous Manufacturing
Mani, Inc.	29,100	1,279,364	1,972,554	693,190	1.0
Medical goods and equipment
Tokai Rubber Industries, Ltd.	290,300	4,653,216	3,919,105	(734,111)	1.8
Rubber and plastic products
Total Miscellaneous Manufacturing		5,932,580	5,891,659	(40,921)	2.8

Oil and Gas
AOC Holdings, Inc.	253,900	3,920,138	3,172,546	(747,592)	1.5
Refines crude oil, natural gas, and minerals
Total Oil and Gas		3,920,138	3,172,546	(747,592)	1.5

Real Estate and Warehouse
Daibiru Corporation	319,100	3,192,891	3,657,489	464,598	1.8
Leases office buildings, apartments and hotels
Sekisui Chemical Co., Ltd.	399,000	2,667,094	2,924,033	256,939	1.4
Prefabricated residential housing
Total Real Estate and Warehouse		5,859,985	6,581,522	721,537	3.2

Restaurants
Hiday Hidaka Corp.	247,400	2,187,821	2,129,685	(58,136)	1.0
Chinese restaurant chain
Total Restaurants		2,187,821	2,129,685	(58,136)	1.0

Retail
Cawachi Limited	118,300	3,091,507	3,465,557	374,050	1.7
Drug store chain
Felissimo Corporation	100,000	2,450,254	2,095,184	(355,070)	1.0
Catalog shopping
Village Vanguard Co., Ltd.	483	2,671,178	2,752,019	80,841	1.3
Books, cd's, videos and office supplies
Yaoko Co., Ltd.	81,100	2,002,259	2,444,994	442,735	1.2
Supermarkets
Total Retail		10,215,198	10,757,754	542,556	5.2

Services
Fuyo General Lease Co., Ltd.	78,100	2,259,901	2,317,529	57,628	1.1
Machinery Leasing
Meiko Network Japan Co., Ltd.	511,100	2,916,082	2,422,734	(493,348)	1.2
Private schools and academic tutoring
Moshi Moshi Hotline, Inc.	115,850	3,026,784	2,992,902	(33,882)	1.4
Marketing
Nissay Dowa General Insurance Company, Limited	351,000	2,045,780	2,113,055	67,275	1.0
Automobile, fire, accident, and marine insurance

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
May 31, 2008

	Shares	Cost	Market Value	Unrealized Gain/Loss	% of Net Assets

OBIC Co., Ltd.	16,690	$2,981,627	$2,924,073	$(57,554)	1.4
Computer system integration
Yahagi Construction Co. Ltd.	469,000	2,811,960	2,818,980	7,020	1.4
General contractor
Total Services		16,042,134	15,589,273	(452,861)	7.5

Telecommunications
Jupiter Telecommunications Co., Ltd.†	5,990	4,489,401	5,048,455	559,054	2.4
Cable television broadcasting
Total Telecommunications		4,489,401	5,048,455	559,054	2.4

Textiles and Apparel
Workman Co., Ltd.	181,900	1,970,079	2,740,227	770,148	1.3
Uniforms
Total Textiles and Apparel		1,970,079	2,740,227	770,148	1.3

Wholesale
Hitachi High-Technologies Corporation	103,000	2,152,594	2,343,572	190,978	1.1
Electronic components
Nagase & Company, Ltd.	205,000	2,630,139	2,454,636	(175,503)	1.2
Dyestuff
Total Wholesale		4,782,733	4,798,208	15,475	2.3

TOTAL INVESTMENTS IN COMMON STOCKS		$121,749,166	$125,746,641	$3,997,475	60.3

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust			$7,341,663		3.5

TOTAL INVESTMENTS		$121,749,166	$133,088,304	$3,997,475	63.8

ASSETS IN EXCESS OF OTHER LIABILITIES, NET			75,540,615		36.2

NET ASSETS			$208,628,919		100.0

† Non-Income Producing Security
* Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $ 9,776,313.
Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $ 5,778,838.

Portfolio securities and foreign currency holdings were translated at the following exchange rate as of May 31, 2008.

Japanese Yen	105.48	=$1.00

Item 2.  Controls and Procedures.

(a)  The Registrant’s Principal Executive Officer and Principal Financial Officer evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and concluded that they were effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)  There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JAPAN SMALLER CAPITALIZATION FUND, INC.

By:	/s/ Shigeru Shinohara
Shigeru Shinohara, President
(Principal Executive Officer)

Date: July 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Rita Chopra-Brathwaite
Rita Chopra-Brathwaite, Treasurer
(Principal Financial Officer)

Date: July 16, 2008